Business Combination - Schedule of Fair Value of the Total Consideration (Parentheticals) (Details) - shares		Jun. 30, 2026	Jan. 22, 2026	Jan. 14, 2026	Dec. 31, 2025	Nov. 28, 2025	Aug. 29, 2025
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)			70	26,218
Class A Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)							6,441
Class B Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)					32,549	212,265
First Towers [Member] | Class A Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)					6,441
Special shares	[1]	6,441
First Towers [Member] | Class B Special Shares [Member]
Schedule of Fair Value of the Total Consideration [Line Items]
Special shares (in Shares)					212,265
Special shares	[1]	212,265

[1]	The fair value of 218,706 special shares issued was determined to be $92.81 per special share using the market price at acquisition date.